Investment Objectives and Goals - VanEck Steel ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Steel ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck Steel ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Steel Index (the “Steel Index” or the “Index”).